long-term debt (Details) $ in Millions, $ in Billions	Jun. 30, 2024 CAD ($)	Jun. 30, 2024 USD ($)	Dec. 31, 2023 CAD ($)	Dec. 31, 2023 USD ($)	Jun. 30, 2023 CAD ($)
Details of long-term debt
Long-term debt excluding Lease liabilities	$ 25,463		$ 24,735
Lease liabilities	2,688		2,614
Long-term debt	28,151		27,349		$ 26,588
Current	3,334		3,994
Non-current	24,817		23,355
TELUS Corporation senior notes
Details of long-term debt
Long-term debt excluding Lease liabilities	21,145		20,301
TELUS Corporation commercial paper
Details of long-term debt
Long-term debt excluding Lease liabilities	1,760		1,021
Long-term debt	1,800	$ 1.3	1,000	$ 0.8
TELUS Corporation credit facilities
Details of long-term debt
Long-term debt excluding Lease liabilities			1,144
TELUS Communications Inc. debentures
Details of long-term debt
Long-term debt excluding Lease liabilities	200		200
TELUS International (Cda) Inc. credit facility
Details of long-term debt
Long-term debt excluding Lease liabilities	1,745		1,781
Other
Details of long-term debt
Long-term debt excluding Lease liabilities	$ 613		$ 288